Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 28, 2012 Year	Apr. 30, 2011 Year	May 01, 2010 Year
Number of Shares
Beginning Balance	3,876	5,498	5,561
Granted	1,563		500
Exercised	(92)	(1,024)	(313)
Forfeited	(1,487)	(598)	(250)
Ending Balance	3,860	3,876	5,498
Vested and expected to vest in the future at end of period	3,860
Exercisable at end of period	2,132
Available for grant at end of period	1,001
Weighted Average Exercise Price
Beginning Balance	$ 21.02	$ 20.19	$ 20.14
Granted	$ 15.70		$ 22.07
Exercised	$ 11.89	$ 16.83	$ 13.96
Forfeited	$ 21.86	$ 20.57	$ 30.69
Ending Balance	$ 18.76	$ 21.02	$ 20.19
Vested and expected to vest in the future at end of period	$ 18.76
Exercisable at end of period	$ 20.74
Weighted Average Remaining Contractual Term
Beginning Balance	3.40	3.49	3.83
Ending Balance	5.70	3.40	3.49
Vested and expected to vest in the future at end of period	5.70
Exercisable at end of period	2.68
Aggregate Intrinsic Value
Beginning Balance		$ 13,782	$ 33,633
Ending Balance	574		13,782
Vested and expected to vest in the future at end of period	574
Exercisable at end of period	$ 515